Consolidated Statements of Stockholders' Deficit and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Balance at Nov. 29, 2009	$ (315,384)	$ 373	$ 39,532	$ (123,157)	$ (249,867)	$ 17,735
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	149,446	0	0	156,503	0	(7,057)
Other comprehensive (loss) income (net of tax)	(22,171)	0	0	0	(22,301)	130
Total comprehensive income	127,275
Stock-based compensation and dividends, net	(601)	0	(601)	0	0	0
Repurchase of common stock	(78)	0	(78)	0	0	0
Cash dividends paid	(20,013)	0	(20,013)	0	0	0
Balance at Nov. 28, 2010	(208,801)	373	18,840	33,346	(272,168)	10,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	135,112	0	0	137,953	0	(2,841)
Other comprehensive (loss) income (net of tax)	(73,040)	0	0	0	(73,834)	794
Total comprehensive income	62,072
Stock-based compensation and dividends, net	10,410	1	10,436	(27)	0	0
Repurchase of common stock	(489)	0	(10)	(479)	0	0
Cash dividends paid	(20,023)	0	0	(20,023)	0	0
Balance at Nov. 27, 2011	(156,831)	374	29,266	150,770	(346,002)	8,761
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	140,959	0	0	143,850	0	(2,891)
Other comprehensive (loss) income (net of tax)	(69,090)	0	0	0	(68,633)	(457)
Total comprehensive income	71,869
Stock-based compensation and dividends, net	4,093	0	4,118	(25)	0	0
Repurchase of common stock	(603)	0	(19)	(584)	0	0
Cash dividends paid	(20,036)	0	0	(20,036)	0	0
Balance at Nov. 25, 2012	$ (101,508)	$ 374	$ 33,365	$ 273,975	$ (414,635)	$ 5,413